Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 29,360,966	$ 26,923,234
Refundable deposits time deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 811,072	811,035
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science park bureau [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 234,286	348,117
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science park bureau [member] | Dormitory lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 18,215	19,510
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | Liquefied natural gas business division, CPC corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 41,785	41,785
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,000,000	1,000,000
Purpose of pledge	Bank performance guarantee
Buildings [member] | Taiwan cooperative bank and secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 5,310,769	5,381,590
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan cooperative bank mega international commercial bank and secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 21,370,450	19,029,077
Purpose of pledge	Collateral for long-term loans
Transportation equipment [member] | Secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 3,174
Purpose of pledge	Collateral for long-term loans
Furniture and fixtures [member] | Secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 281,663
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 289,552	$ 292,120
Purpose of pledge	Collateral for long-term loans